Stockholders' Deficit - Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares		Dec. 31, 2025	Dec. 31, 2024
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock		385,485	103,274
Conversion of Series A preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock			20,060
Conversion of Series B preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock			24,408
Conversion of Series C/C-1 preferred stock [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock			37,907
Outstanding options under 2025 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock		12,527	13,705
Issuance of options under the 2025 Plan [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock		100,386	7,194
Outstanding common stock warrants [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock		233,822
Issuance of earnout shares [Member]
Schedule of Reserved Shares of Common Stock for Future Issuance [Line items]
Reserved shares of common stock	[1]	38,750

[1]	These earnout shares exclude 12,916 shares allocated to Milestone III, as Milestone III expired as of December 31, 2025.